Note 7 - Property, Plant and Equipment	3 Months Ended
Sep. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment

Property, plant and equipment at September 30, 2012 and March 31, 2012 were summarized as follows:

		Accumulated	Net book
September 30, 2012	Cost	depreciation	value

Office equipment	$1,396	$1,256	$140
Computer equipment	1,067	1,034	33
Land	934,744	-	934,744
	$937,207	$2,290	$934,917

		Accumulated	Net book
March 31, 2012	Cost	depreciation	value

Office equipment	$1,373	$1,220	$153
Computer equipment	1,051	1,014	37
Land	334,599	-	334,599
	$337,023	$2,234	$334,789

Acquisition of Vacant Land

(i) Twentynine Palms East

On August 28, 2010, the Company’s wholly-owned subsidiary, Coronus Energy Corp. (“Coronus”), entered into a Vacant Land Purchase Agreement (“the “Twentynine Palms East Agreement”) to acquire a 30 acre parcel of vacant land, situated east of Twentynine Palms, in the County of San Bernardino, California. The purchase price was $32,000. The transaction closed on January 24, 2011.

(ii) Newberry Springs

On January 24, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Newberry Springs Agreement”) to acquire a 20 acre parcel of vacant land, situated in Newberry Springs, in the County of San Bernardino, California. The purchase price was $45,000. Coronus paid $8,000 and the vendor agreed to carry back the balance amount of $37,000 for two years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on March 17, 2011.

(iii) Twentynine Palms North

On January 23, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Twentynine Palms North Agreement”) to acquire a 39.25 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California. The purchase price was $40,000. Coronus paid $8,000 and the vendor agreed to carry back the balance amount of $32,000 for two years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on May 16, 2011.

(iv) Joshua Tree East

On May 9, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Joshua Tree East Agreement”) to acquire a 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California. The purchase price was $200,000. Coronus paid $30,000 and the vendor agreed to carry back the balance amount of $170,000 for three years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on June 30, 2011.

(v) Adelanto West Agreement

On September 23, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Adelanto West Agreement”) to acquire a 40 acre parcel of vacant land, situated in the City of Adelanto, County of San Bernardino, California. The purchase price was $400,000. Coronus paid $165,000 and the vendor agreed to carry back the balance amount of $235,000 for three years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on April 19, 2012.

(vi) Yucca Valley East Agreement

On October 9, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Yucca Valley East Agreement”) to acquire a 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California. The purchase price was $170,000. Coronus paid $34,000 and the vendor agreed to carry back the balance amount of $136,000 for two years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on August 17, 2012.